SHAREHOLDER LETTER

Your Fund's Goal: Franklin Federal Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment goal. At present, the Portfolio's policy is to limit its investments to U.S. Treasury bills, notes and bonds, and to repurchase agreements collateralized by such securities. The fund attempts to maintain a stable net asset value of $1.00 per share.(1)

Dear Shareholder:

It's a pleasure to bring you Franklin Federal Money Fund's semiannual report for the period ended December 31, 1998.

The domestic economy continued to grow at a healthy pace during the period under review. Higher income levels coupled with a robust real estate market and increasing stock prices fueled the consumer sector, which was the primary driver of domestic growth. Consumption also buoyed the labor market, with the unemployment rate reaching 4.5% this year, the lowest in 28 years. The overall economy, as measured by U.S. Gross Domestic Product, grew at an annualized rate of 3.99% for 1998, with an especially strong 5.6% annualized rate in the fourth quarter, well above the Federal Reserve Board's (the Fed's) targeted long-term growth rate of 2.5%.(2)

1. Please remember, an investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution, and there can be no assurance that the fund will be able to maintain a net asset value of $1.00 per share.
2. Source: Bureau of Labor Statistics.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 5 of this report.

CONTENTS

Shareholder Letter ...............................1

Performance Summary ..............................3

Financial Highlights &
Statement of Investments .........................4

Financial Statements .............................6

Notes to
Financial Statements .............................7

                                  FUND CATEGORY

                                [PYRAMID GRAPHIC]

Meanwhile, exports were hit hard by the emerging markets crisis that prevailed for much of the reporting period, hampering the U.S. manufacturing sector and producing record trade deficits. As a result, gains in the consumer sector stood in stark contrast to declines in the manufacturing and export sectors. Increased competition from low-cost imports exacerbated rising domestic wage costs and a weakening U.S. export sector.

The extent of problems in emerging economies took the financial community by surprise. Many institutional investors became averse to virtually any security with credit risk, which seemed to paralyze the credit markets. An ensuing "flight to quality" fueled tremendous demand for U.S. Treasuries, a traditional safe haven in times of market and political turmoil. The yield on three-month Treasury bills, usually a reasonable proxy for the fund, declined from 5.32% on January 2, 1998, to 4.48% on December 31, 1998, falling as low as 3.65% on October 16, 1998, before rebounding.(3) Put into a historical context, three-month Treasury yields have averaged 5.06% over the last five years, fluctuating from as low as 2.89% on January 27, 1994, to as high as 6.07% on February 1, 1995. The "credit crunch" prompted the Fed to cut the federal funds target rate three times over seven weeks, for a total of 75 basis points (0.75%), bringing it to 4.75% on November 17, 1998. This revitalized the credit markets and spurred equity prices in the process. Reflecting lower short-term interest rates, the fund's seven-day yield during the reporting period declined from 5.23% on July 1, 1998, to 4.05% on December 31, 1998.

We continue to invest the fund's assets in only higher quality money market securities. For example, over 75% of the paper purchased by the fund carries long-term credit ratings of "AA" or higher by Standard & Poor's and Moody's, two national credit rating agencies.(4) Consistent with the fund's goal of providing shareholders with a higher-quality and conservative investment

3. Bond prices are inversely related to their yields. An increase in price leads to a corresponding decrease in yield.
4. The ratings do not indicate Moody's and Standard & Poor's ratings of the fund.

vehicle, we do not invest the fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Going forward, underlying concerns linger regarding the economy's strength. Balanced against these concerns, however, remains a profound environment of low inflation and interest rates that have so far helped propel consumer spending. Additionally, should economic growth slow, the Fed may make further changes to the federal funds target rate.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of December 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

As a Franklin Federal Money Fund shareholder, you enjoy certain advantages of investing in a money market fund. With our policy of seeking to maintain a stable $1.00 net asset value per share, Franklin Federal Money Fund can provide relative stability in a volatile market environment. You have the added benefit of convenient, easy access to your money, draft writing, free draft books and a high degree of credit safety.

We appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ C B Johnson

Charles B. Johnson
Chairman
Franklin Federal Money Fund


PERFORMANCE SUMMARY
12/31/98

Seven-day annualized yield                        4.05%
Seven-day effective yield*                        4.13%

* The seven-day effective yield assumes the compounding of daily dividends, and reflects fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields.
Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces operating expenses and increases yield to shareholders. Without these reductions, the fund's yield would have been lower. The fee waiver may be discontinued at any time upon notice to the fund's Board of Directors.

Past performance is not predictive of future results.

FRANKLIN FEDERAL MONEY FUND
Financial Highlights

                                                     SIX MONTHS ENDED                YEAR ENDED JUNE 30,              YEAR ENDED
                                                     DECEMBER 31,1998  --------------------------------------------   NOVEMBER 30,
                                                       (UNAUDITED)        1998       1997       1996      1995+           1994
                                                     -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value,beginning of period .............         $1.00           $1.00      $1.00      $1.00      $1.00          $1.00
                                                     -----------------------------------------------------------------------------
Income from investment operations -
 net investment income ..........................          .022            .047       .045       .047       .029           .031
Less distributions from net investment income ...         (.022)          (.047)     (.045)     (.047)     (.029)         (.031)
                                                     -----------------------------------------------------------------------------
Net asset value,end of period ...................         $1.00           $1.00      $1.00      $1.00      $1.00          $1.00
                                                     =============================================================================

Total return* ...................................          2.26%           4.85%      4.62%      4.80%      2.92%          3.15%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period (000's) ................      $153,145        $134,621   $121,291   $127,659   $139,286       $168,530
Ratios to average net assets:
 Expenses(1) ....................................          .81%**          .82%       .85%       .84%       .87%**         .98%
 Expenses excluding waiver and payments
  by affiliate(1) ...............................          .82%**          .83%       .86%       .86%       .88%**         .99%
 Net investment income ..........................         4.46%**         4.73%      4.54%      4.71%      4.93%**        3.15%

 *  Total return is not annualized.
**  Annualized
(1) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
 +  For the period December 1, 1994 to June 30, 1995.

4                      See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
STATEMENT OF INVESTMENTS,DECEMBER 31,1998 (UNAUDITED)

                                                                                               SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.2%
The U.S.Government Securities Money Market Portfolio (Note 1) (Cost $153,445,175) .......    153,445,175       $153,445,175
OTHER ASSETS,LESS LIABILITIES (.2%) .....................................................                          (299,816)
                                                                                                               -------------
NET ASSETS 100.0% .......................................................................                      $153,145,359
                                                                                                               =============

                      See notes to financial statements.                       5

FRANKLIN FEDERAL MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1998 (UNAUDITED)

Assets:
 Investments in securities,at value and cost          $153,445,175
 Cash                                                       34,589
 Receivable for capital shares sold                        717,989
                                                      ------------
      Total assets                                     154,197,753
                                                      ------------
Liabilities:
 Payables:
  Capital shares redeemed                                  583,992
  Affiliates                                                68,982
  Shareholders                                             363,307
 Other liabilities                                          36,113
                                                      ------------
      Total liabilities                                  1,052,394
                                                      ------------
 Net assets,at value                                  $153,145,359
                                                      ============
 Shares outstanding                                    153,145,359
                                                      ============
 Net asset value per share                                   $1.00
                                                      ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31,1998 (UNAUDITED)

Investment income:
 Dividends                                             $3,888,125
Expenses:
 Administrative fees (Note 3)          $  316,113
 Transfer agent fees (Note 3)              95,188
 Reports to shareholders                   48,966
 Registration and filing fees              30,432
 Professional fees                          4,070
 Directors' fees and expenses               5,122
 Other                                      1,271
                                       ==========
      Total expenses                                      501,162
                                                       ----------
       Net investment income                           $3,386,963
                                                       ==========

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31,1998
(UNAUDITED) AND THE YEAR ENDED JUNE 30,1998

                                         SIX MONTHS                 YEAR
                                            ENDED                   ENDED
                                      DECEMBER 31,1998          JUNE 30,1998
                                      ----------------------------------------
Increase (decrease)
 in net assets:
  Operations:
   Net investment income               $   3,386,963           $   6,140,868
Distributions to shareholders
 from net investment income               (3,386,963)             (6,140,868)
Capital share transactions
 (Note 2)                                 18,524,702              13,329,815
                                      ----------------------------------------
      Net increase in
       net assets                         18,524,702              13,329,815
Net assets (there is no
 undistributed net invest-
 ment income at beginning
 or end of period)
  Beginning of period                    134,620,657             121,290,842
                                      ----------------------------------------
  End of period                        $ 153,145,359           $ 134,620,657
                                      ========================================

6                      See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Notes to the Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide a high level of current income consistent with preservation of capital.

The Fund invests substantially all of its assets in the U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 1998, the Fund owns 52.40% of the Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. SECURITY TRANSACTIONS,INVESTMENT INCOME,EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN FEDERAL MONEY FUND
Notes to the Financial Statements (unaudited) (continued)

2. CAPITAL STOCK

At December 31, 1998, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                 SIX MONTHS ENDED         YEAR ENDED
                                                 DECEMBER 31,1998        JUNE 30,1998
                                                 -------------------------------------
        Shares sold .....................         $ 203,455,459         $ 328,607,294
        Shares issued
          in reinvestment
          of distributions ..............             3,388,584             6,154,199
        Shares redeemed .................          (188,319,341)         (321,431,678)
                                                 -------------------------------------
        Net increase ....................         $  18,524,702         $  13,329,815
                                                 =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

        ANNUALIZED
         FEE RATE        AVERAGE DAILY NET ASSETS
        -------------------------------------------------------------------
          .455%          First $100 million
          .330%          Over $100 million,up to and including $250 million
          .280%          In excess of $250 million

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO


                                                     SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                     DECEMBER 31,1998   -----------------------------------------------------------
                                                       (UNAUDITED)         1998          1997         1996        1995       1994
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............          $1.00           $1.00        $1.00        $1.00       $1.00       $1.00
                                                     ------------------------------------------------------------------------------
Income from investment operations -
 net investment income ..........................           .027            .055         .053         .055        .053        .033
Less distributions from net investment income ...          (.027)          (.055)       (.053)       (.055)      (.053)      (.033)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ..................          $1.00           $1.00        $1.00        $1.00       $1.00       $1.00
                                                     ==============================================================================

Total return* ...................................          2.71%           5.64%        5.47%        5.66%       5.46%       3.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $2,644,509      $2,043,629   $1,773,546   $1,550,085  $1,305,574    $219,189
Ratios to average net assets:
 Expenses .......................................           .15%**          .15%         .15%         .15%        .15%        .15%
 Expenses excluding waiver and payments
  by affiliate ..................................           .16%**          .16%         .16%         .16%        .16%        .17%
 Net investment income ..........................          5.33%**         5.50%        5.34%        5.50%       5.42%       3.25%

 * Total return is not annualized.
** Annualized

                      See notes to financial statements.                       9

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS,DECEMBER 31,1998 (UNAUDITED)

                                                                                              PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                      AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
BANK NOTES 8.7%
Nations Bank NA,4.98% - 5.12%,4/07/99 - 6/10/99 .....................................      $  100,000,000         $  100,002,936
NBD Bank,5.10% - 5.15%,2/10/99 - 3/15/99 ............................................          50,000,000             50,000,776
Wachovia Bank NA,5.18% - 5.60%,1/07/99 - 3/05/99 ....................................          80,000,000             80,000,060
                                                                                                                  --------------
TOTAL BANK NOTES (COST $230,003,772) ................................................                                230,003,772
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT 39.8%
ABN-AMRO Bank NV,Chicago Branch,4.93% - 5.72%,2/24/99 - 6/07/99 .....................          90,300,000             90,308,459
Australia & New Zealand Banking Group,New York Branch,5.625%,1/11/99 ................          25,000,000             25,000,000
Bank of Nova Scotia,Portland Branch,5.08% - 5.51%,1/05/99 - 3/22/99 .................         100,000,000            100,000,000
Barclays Bank PLC,New York Branch,5.53%,2/23/99 .....................................           9,500,000              9,502,454
Bayerische Landesbank,New York Branch,4.98% - 5.55%,1/29/99 - 6/25/99 ...............          70,000,000             70,006,358
Bayerische Vereinsbank,New York Branch,4.95% - 5.33%,1/04/99 - 6/29/99 ..............          80,000,000             80,000,000
Commerzbank AG,New York Branch,5.43%,1/19/99 - 1/26/99 ..............................          50,000,000             50,000,293
Credit Agricole,New York Branch,5.08% - 5.74%,3/10/99 - 4/26/99 .....................          47,300,000             47,332,968
Den Danske Bank,New York Branch,5.10% - 5.41%,1/19/99 - 3/11/99 .....................          50,000,000             50,001,069
Deutsche Bank AG,New York Branch,5.62% - 5.685%,2/26/99 - 6/03/99 ...................          40,000,000             40,013,839
Dresdner Bank AG,New York Branch,4.96% - 5.34%,2/16/99 - 2/19/99 ....................          75,000,000             75,007,008
Landesbank Hessen Thuringen,New York Branch,5.27%,1/12/99 ...........................          25,000,000             25,000,038
National Westminster Bank PLC,New York Branch,5.22% - 5.745%,1/13/99 - 4/06/99 ......          65,000,000             64,986,898
Rabobank Nederland NV,New York Branch,4.95% - 5.64%,1/04/99 - 7/30/99 ...............         100,500,000            100,502,880
Royal Bank of Canada,New York Branch,5.68%,3/29/99 ..................................          50,000,000             50,012,578
Societe Generale,New York Branch,5.58%,1/22/99 ......................................          25,000,000             24,998,921
Swiss Bank Corp.,New York Branch,5.81%,4/29/99 ......................................          25,000,000             24,996,906
Toronto Dominion Bank,New York Branch,5.62%,1/25/99 .................................          25,000,000             25,000,000
UBS AG,New York Branch,5.12%,5/05/99 ................................................          25,000,000             25,000,000
Westdeutsche Landesbank,New York Branch,5.18% - 5.64%,2/04/99 - 2/05/99 .............          60,000,000             60,013,745
Westpac Banking Corp.,New York Branch,5.55%,1/20/99 .................................          15,000,000             14,998,761
                                                                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,052,683,175) .................................                              1,052,683,175
                                                                                                                  --------------
(a)COMMERCIAL PAPER 43.7%
Abbey National North America,5.05% - 5.12%,2/03/99 - 2/09/99 ........................          55,000,000             54,718,542
American Express Credit Corp.,5.00% - 5.05%,1/07/99 - 3/03/99 .......................          75,000,000             74,744,410
Associates Corp.of North America,5.05% - 5.35%,1/06/99 - 2/11/99 ....................         105,000,000            104,648,188
Barclays U.S.Funding Corp.,5.10%,1/27/99 ............................................          25,000,000             24,907,917
Canadian Imperial Holdings,Inc.,4.94% - 5.04%,1/28/99 - 4/12/99 .....................          50,000,000             49,559,014
Chevron U.K.Investment PLC,5.34%,1/19/99 ............................................          10,000,000              9,973,300
CIESCO LP,5.35%,1/21/99 - 1/22/99 ...................................................          50,000,000             49,847,674
Commonwealth Bank of Australia,4.99% - 5.07%,3/04/99 - 4/01/99 ......................          65,000,000             64,313,778
Cregem North America Inc.,5.06%,3/24/99 - 3/25/99 ...................................          50,000,000             49,420,208
General Electric Capital Corp.,4.92% - 5.44%,1/14/99 - 5/04/99 ......................         105,000,000            104,307,958
International Lease Finance Corp.,5.12%,2/01/99 .....................................           5,000,000              4,977,956
International Nederlanden (U.S.) Funding Corp.,5.06% - 5.10%,2/12/99 - 3/30/99 ......          95,000,000             94,221,701
J.P.Morgan & Co.Inc.,4.90% - 5.01%,3/17/99 - 6/28/99 ................................          75,000,000             73,783,451
Lloyds Bank PLC,5.18%,1/21/99 .......................................................          25,000,000             24,928,056
Morgan Stanley Dean Witter & Co.,5.34%,1/13/99 ......................................          25,000,000             24,955,500
National Rural Utilities Cooperative Finance Corp.,5.03% - 5.09%,1/27/99 - 3/19/99 ..          64,000,000             63,496,486
Procter & Gamble Co.,5.28%,1/11/99 ..................................................          15,068,000             15,045,900
Province of British Columbia,4.90% - 5.29%,3/08/99 - 6/16/99 ........................          35,000,000             34,467,117

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31,1998 (UNAUDITED) (CONT.)

                                                                                              PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                      AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
Royal Bank of Canada,5.46%,1/15/99 ..................................................      $   25,000,000         $   24,946,917
Svenska Handelsbanken Inc.,5.05%,1/20/99 ............................................          25,000,000             24,933,368
Toronto Dominion Holdings USA Inc.,4.83%,6/14/99 ....................................          25,000,000             24,449,917
Toyota Motor Credit Corp.,5.08%,2/02/99 .............................................          25,000,000             24,887,111
UBS Finance (DE) Inc.,4.88% - 5.47%,1/14/99 - 5/24/99 ...............................          60,000,000             59,647,628
Westpac Capital Corp.,4.80% - 4.96%,2/08/99 - 5/10/99 ...............................          75,000,000             74,144,776
                                                                                                                  --------------
TOTAL COMMERCIAL PAPER (COST $1,155,326,873) ........................................                              1,155,326,873
                                                                                                                  --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $2,438,013,820) ................                              2,438,013,820
                                                                                                                  --------------
REPURCHASE AGREEMENTS 7.0%
J.P.Morgan Securities Inc.,4.75%,1/04/99 (Maturity Value $94,329,759)
 Collateralized by U.S.Treasury Notes ...............................................          94,280,000             94,280,000
Morgan Stanley & Co.Inc.,4.65%,1/04/99 (Maturity Value $90,086,521)
 Collateralized by U.S.Treasury Notes ...............................................          90,040,000             90,040,000
                                                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (COST $184,320,000) .....................................                                184,320,000
                                                                                                                  --------------
TOTAL INVESTMENTS (COST $2,622,333,820) 99.2% .......................................                              2,622,333,820
OTHER ASSETS,LESS LIABILITIES .8% ...................................................                                 22,175,079
                                                                                                                  --------------
NET ASSETS 100.0% ...................................................................                             $2,644,508,899
                                                                                                                  ==============

(a)Securities are traded on a discount basis;the rates shown are the discount rates at the time of purchase by the portfolio.

                      See notes to financial statements.                      11

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S.GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                    SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                    DECEMBER 31,1998   -----------------------------------------------------------
                                                       (UNAUDITED)         1998        1997         1996         1995         1994
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $1.00           $1.00       $1.00        $1.00        $1.00        $1.00
                                                    -------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...........................         .026            .054        .052         .054         .052         .032
Less distributions from net investment income ....        (.026)          (.054)      (.052)       (.054)       (.052)       (.032)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period ...................        $1.00           $1.00       $1.00        $1.00        $1.00        $1.00
                                                    ===============================================================================

Total return* ....................................        2.59%           5.53%       5.34%        5.55%        5.32%        3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period (000's) .................     $292,833        $263,226    $285,629     $285,701     $474,654     $218,548
Ratios to average net assets:
 Expenses ........................................         .15%**          .15%        .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments
  by affiliate ...................................         .16%**          .16%        .16%         .17%         .16%         .17%
 Net investment income ...........................        5.10%**         5.40%       5.20%        5.45%        5.25%        3.20%

*  Total return is not annualized.
** Annualized

12                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Statement of Investments,December 31,1998 (unaudited)

                                                                                                  PRINCIPAL
THE U.S.GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                               AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES 19.0%
U.S.Treasury Notes,7.00%,4/15/99 ............................................................    $ 5,000,000       $  5,019,736
U.S.Treasury Notes,6.00%,8/15/99 ............................................................     10,000,000         10,045,392
U.S.Treasury Notes,5.875%,8/31/99 ...........................................................     15,000,000         15,107,475
U.S.Treasury Notes,6.875%,8/31/99 ...........................................................     20,000,000         20,227,562
U.S.Treasury Notes,7.125%,9/30/99 ...........................................................      5,000,000          5,081,996
                                                                                                                   ------------
TOTAL GOVERNMENT SECURITIES (COST $55,482,161) ..............................................                        55,482,161
                                                                                                                   ------------
REPURCHASE AGREEMENTS 80.7%
Barclays Capital Inc.,4.70%,1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
Bear,Stearns & Co.Inc.,4.70%,1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
Chase Securities Inc.,4.50%,1/04/99 (Maturity Value $15,007,500)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
CIBC Oppenheimer Corp.,4.75%,1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
Donaldson,Lufkin & Jenrette Securities Corp.,5.00%,1/04/99 (Maturity Value $15,008,333)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
Dresdner Kleinwort Benson,North America LLC,4.25%,1/04/99 (Maturity Value $15,007,083)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
J.P.Morgan Securities Inc.,4.65%,1/04/99 (Maturity Value $13,186,810)
 Collateralized by U.S.Treasury Bills,U.S.Treasury Notes ....................................     13,180,000         13,180,000
J.P.Morgan Securities Inc.,4.75%,1/04/99 (Maturity Value $30,015,833)
 Collateralized by U.S.Treasury Bills,U.S.Treasury Notes ....................................     30,000,000         30,000,000
Merrill Lynch Government Securities Inc.,4.75%,1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
Morgan Stanley & Co.Inc.,4.65%,1/04/99 (Maturity Value $43,202,310)
 Collateralized by U.S.Treasury Bills,U.S.Treasury Notes ....................................     43,180,000         43,180,000
NationsBanc Montgomery Securities LLC,4.70%,1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
Paribas Corp.,4.85%,1/04/99 (Maturity Value $15,008,083)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
Warburg Dillon Read LLC,4.75%,1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S.Treasury Notes .......................................................     15,000,000         15,000,000
                                                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (COST $236,360,000) .............................................                       236,360,000
                                                                                                                   ------------
TOTAL INVESTMENTS (COST $291,842,161) 99.7% .................................................                       291,842,161
OTHER ASSETS,LESS LIABILITIES .3% ...........................................................                           990,881
                                                                                                                   ------------
NET ASSETS 100.0% ...........................................................................                      $292,833,042
                                                                                                                   ============

                      See notes to financial statements.                      13

THE MONEY MARKET PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
December 31,1998 (unaudited)

                                                                                           THE U.S.
                                                                                         GOVERNMENT
                                                                                         SECURITIES
                                                                   THE MONEY            MONEY MARKET
                                                               MARKET PORTFOLIO           PORTFOLIO
                                                               -------------------------------------
Assets:
 Investments in securities, at value and cost ..............    $2,438,013,820          $ 55,482,161
 Repurchase agreements, at value and cost ..................       184,320,000           236,360,000
 Cash ......................................................             5,393                 5,533
 Receivables:
  Capital shares sold ......................................         1,360,142                    --
  Interest .................................................        21,437,673             1,190,077
                                                               -------------------------------------
      Total assets .........................................     2,645,137,028           293,037,771
                                                               -------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ..................................           229,548               142,262
  Affiliates ...............................................           317,855                39,317
 Other liabilities .........................................            80,726                23,150
                                                               -------------------------------------
      Total liabilities ....................................           628,129               204,729
                                                               -------------------------------------
Net assets,at value ........................................    $2,644,508,899          $292,833,042
                                                               =====================================
Shares outstanding .........................................     2,644,508,899           292,833,042
                                                               =====================================
Net asset value per share ..................................             $1.00                 $1.00
                                                               =====================================

14                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

Statements of Operations
for the six months ended December 31,1998 (unaudited)

                                                                                              THE U.S.
                                                                                             GOVERNMENT
                                                                                             SECURITIES
                                                                        THE MONEY           MONEY MARKET
                                                                    MARKET PORTFOLIO         PORTFOLIO
                                                                    ------------------------------------
Investment income:
 Interest .....................................................       $68,305,549           $7,829,666
                                                                    ------------------------------------
Expenses:
 Management fees (Note 3) .....................................         1,881,196              225,450
 Custodian fees ...............................................             9,186                1,415
 Reports to shareholders ......................................             2,865                  477
 Professional fees ............................................            27,417                4,635
 Trustees' fees and expenses ..................................             3,522                  556
 Other ........................................................            48,613                6,994
                                                                    ------------------------------------
  Total expenses ..............................................         1,972,799              239,527
  Expenses waived/paid by affiliate (Note 3) ..................           (89,633)             (14,063)
                                                                    ------------------------------------
      Net expenses ............................................         1,883,166              225,464
                                                                    ------------------------------------
       Net investment income ..................................        66,422,383            7,604,202
                                                                    ------------------------------------
Net realized gain from investments ............................             9,343                   --
                                                                    ------------------------------------
Net increase in net assets resulting from operations ..........       $66,431,726           $7,604,202
                                                                    ====================================

                      See notes to financial statements.                      15

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended December 31,1998 (unaudited) and the year ended June 30,1998

                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                        THE MONEY MARKET PORTFOLIO                     MONEY MARKET PORTFOLIO
                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED         YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                                    DECEMBER 31, 1998       JUNE 30, 1998      DECEMBER 31, 1998     JUNE 30, 1998
                                                    -------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................     $   66,422,383        $  108,653,664        $  7,604,202        $ 14,190,444
  Net realized gain from investments ...........              9,343                    --                  --                  --
                                                    -------------------------------------------------------------------------------
      Net increase in net assets resulting
       from operations .........................         66,431,726           108,653,664           7,604,202          14,190,444
 Distributions to shareholders from
  net investment income ........................        (66,431,726)+        (108,653,664)         (7,604,202)        (14,190,444)
 Capital share transactions (Note 2) ...........        600,879,596           270,083,314          29,606,664           4,597,201
                                                    -------------------------------------------------------------------------------
      Net increase in net assets ...............        600,879,596           270,083,314          29,606,664           4,597,201
Net assets (there is no undistributed net
  investment income at beginning or end of
  period):
  Beginning of period ..........................      2,043,629,303         1,773,545,989         263,226,378         258,629,177
                                                    -------------------------------------------------------------------------------
  End of period ................................     $2,644,508,899        $2,043,629,303        $292,833,042        $263,226,378
                                                    ===============================================================================

+ Distributions were increased by a net realized gain from investments of $9,343.

16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide a high level of current income consistent with preservation of capital. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1998, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS,INVESTMENT INCOME,EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                 THE U.S.
                                                                                                GOVERNMENT
                                                                                                SECURITIES
                                                                     THE MONEY                 MONEY MARKET
                                                                  MARKET PORTFOLIO               PORTFOLIO
                                                                  -------------------------------------------
         Six months ended December 31,1998
           Shares sold ..................................          $ 4,379,369,896           $   460,850,849
           Shares issued in reinvestment
            of distributions ............................               66,431,528                 7,604,453
           Shares redeemed ..............................           (3,844,921,828)             (438,848,638)
                                                                  -------------------------------------------
           Net increase .................................          $   600,879,596           $    29,606,664
                                                                  ===========================================
         Year ended June 30,1998
           Shares sold ..................................          $ 5,690,107,931           $   963,956,819
           Shares issued in reinvestment
            of distributions ............................              108,652,953                14,190,262
           Shares redeemed ..............................           (5,528,677,570)             (973,549,880)
                                                                  -------------------------------------------
           Net increase .................................          $   270,083,314           $     4,597,201
                                                                  ===========================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

At December 31, 1998, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                       PERCENTAGE OF
                                                                                        OUTSTANDING
                                                                       SHARES              SHARES
                                                                   ----------------------------------
         Franklin Money Fund ............................          2,204,122,234           83.35%
         Institutional Fiduciary Trust -
           Money Market Portfolio .......................            206,805,583            7.82%
         Institutional Fiduciary Trust -
           Franklin Cash Reserves Fund ..................            128,722,090            4.87%
         Franklin Templeton Money Fund Trust -
           Franklin Templeton Money Fund II .............            104,858,992            3.96%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 1998, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                    PERCENTAGE OF
                                                                                     OUTSTANDING
                                                                    SHARES              SHARES
                                                                  --------------------------------
        Institutional Fiduciary Trust -
          Franklin U.S.Government
           Securities Money Market Portfolio ..............       139,387,867           47.60%
          Franklin Federal Money Fund .....................       153,445,175           52.40%

4. INCOME TAXES

At June 30, 1998, the Money Market Portfolio had tax basis capital losses of $4,721 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
          2002 ....................................           $3,560
          2006 ....................................            1,161
                                                              ------
                                                              $4,721
                                                              ======

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